Equity accounted investments - Mimosa - Summary of Financial Statements of Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	R 112,292	R 114,849	R 138,051
Amortisation and depreciation	(8,810)	(10,012)	(7,087)
Interest income	1,337	1,369	1,203
Finance expense	(4,571)	(3,299)	(2,840)
Total mining and income tax	(1,496)	2,416	(8,924)
Income tax	(752)	(2,960)	(8,225)
Royalty tax	(543)	(1,050)	(1,834)
(Loss)/profit for the year	(5,710)	(37,430)	18,980
Other comprehensive income	538	2,985	2,355
Total comprehensive income	(5,172)	(34,445)	21,335
Non-current assets	89,583	81,119	105,867
Property, plant and equipment	66,906	61,338	76,909
Right-of-use assets	156	560	279	R 222
Current assets	48,409	61,822	60,764
Cash and cash equivalents	16,049	25,560	26,076	30,292
Non-current liabilities	(68,848)	(54,927)	(55,408)
Current liabilities	(20,855)	(36,407)	(20,219)
Impairment	(9,173)	(47,013)
Equity-accounted investments	7,323	7,148	8,471
Impairment loss, PPE	9,113	38,492	1
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	5,340	5,616	6,696
Impairment	0	(423)	0
Reconciling items	(420)	(47)	(46)
Equity-accounted investments	R 4,920	5,146	6,650	R 5,413
Proportion of ownership interest in associate	50.00%
Impairment loss, PPE	R 1,864
Impairment loss, PPE, net of tax	1,384
Separate | Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	6,207	6,433	8,535
Amortisation and depreciation	(667)	(951)	(685)
Interest income	12	64	203
Finance expense	(89)	(56)	(71)
Total mining and income tax	(374)	554	(946)
Income tax	(112)	820	(692)
Royalty tax	(262)	(266)	(254)
(Loss)/profit for the year	(194)	(2,957)	2,123
Other comprehensive income	101	1,213	838
Total comprehensive income	(93)	(1,744)	2,961
Non-current assets	6,062	5,675	7,560
Property, plant and equipment	6,062	5,675	7,560
Right-of-use assets	0	0	0
Current assets	6,406	6,997	8,124
Cash and cash equivalents	274	770	1,545
Other current assets	6,132	6,227	6,579
Non-current liabilities	(1,216)	(1,037)	(1,840)
Non-current financial liabilities	0	0	0
Other non-current liabilities	(1,216)	(1,037)	(1,840)
Current liabilities	(573)	(403)	(453)
Current financial liabilities	(573)	(403)	(453)
Other current liabilities	0	0	0
Net assets (liabilities)	10,679	R 11,232	13,391
Impairment loss, PPE	R 3,728
Current financial liabilities excluding trade and other payables			R 35